Accrued And Other Liabilities (Accrued Liabilities) (Detail) - USD ($) $ in Thousands	Jun. 29, 2016	Jun. 24, 2015
ACCRUED AND OTHER LIABILITIES [Abstract]
Sales tax	$ 26,280	$ 20,308
Insurance	19,976	22,658
Property tax	15,762	14,224
Dividends	17,760	16,961
Other	41,546	37,046
Other accrued liabilities	$ 121,324	$ 111,197